Basis of preparation - Additional Information (Details)		12 Months Ended
	Feb. 08, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Affiliated entities [Member]
Basis of Preparation [Line Items]
Percentage of entity's revenue		72.50%	95.00%	100.00%
Percentage of entity's assets		79.90%	82.70%
Percentage of entitys liabilities		79.00%	72.00%
Beize Group [Member]
Basis of Preparation [Line Items]
Capital contribution percentage	0.10%